Anthony F. Geraci* Christina L. Geraci Nema Daghbandan Kevin S. Kim Dennis R. Baranowski 90 Discovery Irvine, CA 92618 Tel: (949) 379-2600 Fax: (949) 379-2610 www.geracilawfirm.com	90 Discovery Irvine, California 92618 www.geracilawfirm.com	Melissa C. Martorella Kyle Niewoehner Tae K. Kim Tom Hajda** Darlene P. Hernandez*** Marisol A. Nagata Lindsay J. Anderson****

Via EDGAR

Division of Corporate Finance

100 F Street, N.E.

Washington D.C. 20549

February 25, 2021

Re:	CONCREIT FUND I LLC

DRAFT OFFERING STATEMENT ON FORM 1-A

FILED FEBRUARY 25, 2021

To whom it may concern:

This letter is submitted on behalf of CONCREIT FUND I LLC (the “Company”) to the Division of Corporate Finance (the “Staff”) of the Securities & Exchange Commission (the “Commission”) in connection with the submission of the Company’s draft of Post Qualification Amendment of the Offering Statement on Form 1-A, as well as other exhibits and documentation provided for review pursuant to Regulation A under the Securities Act of 1933, as amended.

For your convenience, we note the following highlights within the Offering Circular:

•	The Company has retained the services of Dalmore Group, LLC as a registered broker-dealer. Please see page 96 of the Offering Circular and Exhibit 6.3.
•	The Company has clarified the business operations with respect to the Company’s lending activities. Please see page 46 of the Offering Circular.
•	The Company has adjusted the distribution of excess cash such that it is payable 100% to the Investors. Please see pages 55 and 56, as well as Exhibit 2.2.
•	The Company has adjusted the redemption plan in favor of investors such that the investors have higher liquidity for their redemption of capital. Please see page 64 and Exhibit 15.2.
•	The Company will file its audited financial statement for the year ending in 2020 in connection with the Post Qualification Amendment.

Best Regards,

/s/ Tae K. Kim

Tae K. Kim, Esq.
Corporate & Securities Division
Geraci Law Firm.

*Admitted in Arizona and New Jersey **Admitted in Massachusetts and Rhode Island only ***Admitted in New York ****Admitted in Oregon only